Schedule I - Condensed Financial Information of Parent Condensed Financial Information of Parent Company (Details) (USD $) In Millions, unless otherwise specified																						12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Senior unsecured notes [Member] Variable Rate Senior Unsecured Convertible Notes [Member]		Dec. 31, 2011 Senior unsecured notes [Member] Variable Rate Senior Unsecured Convertible Notes [Member]		Dec. 31, 2010 Senior unsecured notes [Member] Variable Rate Senior Unsecured Convertible Notes [Member]		Jun. 30, 2012 Senior unsecured notes [Member] 8% senior unsecured notes due 2018 [Member]		Dec. 31, 2011 Senior unsecured notes [Member] 8% senior unsecured notes due 2018 [Member]		Dec. 31, 2010 Senior unsecured notes [Member] 8% senior unsecured notes due 2018 [Member]		Jun. 30, 2012 Senior unsecured notes [Member] 7.75% senior unsecured notes due 2016 [Member]		Dec. 31, 2011 Senior unsecured notes [Member] 7.75% senior unsecured notes due 2016 [Member]		Dec. 31, 2010 Senior unsecured notes [Member] 7.75% senior unsecured notes due 2016 [Member]		Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member] Senior unsecured notes [Member]	Dec. 31, 2010 Parent Company [Member] Senior unsecured notes [Member]	Dec. 31, 2011 Parent Company [Member] Senior unsecured notes [Member] Variable Rate Senior Unsecured Convertible Notes [Member]	Dec. 31, 2010 Parent Company [Member] Senior unsecured notes [Member] Variable Rate Senior Unsecured Convertible Notes [Member]	Dec. 31, 2011 Parent Company [Member] Senior unsecured notes [Member] 8% senior unsecured notes due 2018 [Member]	Dec. 31, 2010 Parent Company [Member] Senior unsecured notes [Member] 8% senior unsecured notes due 2018 [Member]	Dec. 31, 2011 Parent Company [Member] Senior unsecured notes [Member] 7.75% senior unsecured notes due 2016 [Member]	Dec. 31, 2010 Parent Company [Member] Senior unsecured notes [Member] 7.75% senior unsecured notes due 2016 [Member]	Dec. 31, 2011 Parent Company [Member] Senior unsecured notes [Member] Mortgages [Member]	Dec. 31, 2010 Parent Company [Member] Senior unsecured notes [Member] Mortgages [Member]
Parent company ownership interest in Icahn Enterprises Holdings																						99.00%
Debt	$ 8,196	$ 6,463	$ 6,498	$ 556	[1]	$ 556	[1]	$ 556	[1]	$ 2,158	[1]	$ 1,444	[1]	$ 1,444	[1]	$ 1,047	[1]	$ 1,046	[1]	$ 1,045	[1]	$ 3,112	$ 3,115	$ 3,112	$ 3,115	$ 556	$ 556	$ 1,444	$ 1,444	$ 1,046	$ 1,045	$ 66	$ 70

[1]	Proceeds from the issuance of each of Icahn Enterprises' notes were transferred to Icahn Enterprises Holdings under identical terms and conditions.